Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2015	¥7,558
2016	6,859
2017	6,187
2018	5,372
2019	4,520
Thereafter	25,649

Total	¥56,145

Amounts Due under Non Cancelable Contracts	As of March 31, 2014, the amounts due are as follows:

Years ending March 31,	Millions of yen
2015	¥2,931
2016	1,369
2017	1,029
2018	295
2019	217
Thereafter	125

Total	¥5,966

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2013 and 2014:

	2013			2014
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥316,650	¥2,587	2026	¥349,435	¥3,577	2021
Transferred loans	196,162	4,246	2044	212,150	3,671	2045
Consumer loans	77,034	8,085	2018	96,183	9,607	2018
Housing loans	29,510	7,437	2051	33,704	7,013	2051
Other	2,936	126	2024	3,070	92	2024

Total	¥622,292	¥22,481	—	¥694,542	¥23,960	—